Loans (Tables)	12 Months Ended
Dec. 31, 2016
Loans Receivable, Net [Abstract]
Summary Of Major Classifications For Loans
The following summarizes the Company’s major classifications for loans (in thousands):

	December 31, 2016	December 31, 2015

Residential real estate	$1,451,462	$1,383,133
Home equity	141,965	147,036
Commercial and industrial	185,667	165,340
Commercial real estate	1,229,516	1,127,581
Consumer	32,545	36,083
DDA overdrafts	5,071	3,361
Gross loans	3,046,226	2,862,534
Allowance for loan losses	(19,730)	(19,251)
Net loans	$3,026,496	$2,843,283

Loans Acquired
The following table details the loans acquired in conjunction with the Virginia Savings, Community and AFB acquisitions (in thousands). These loans were originally underwritten by the acquiree in accordance with the acquiree's underwriting guidelines. As loans come up for renewal, extension, etc., the loans are underwritten in accordance withe the Company's underwriting guidelines and are thus not reflected in the table below.

	Virginia Savings	Community	AFB	Total
December 31, 2016
Outstanding loan balance	$23,714	$149,488	$85,120	$258,322

Credit-impaired loans:
Carrying value	1,700	8,857	—	10,557
Contractual principal and interest	1,895	11,157	—	13,052

December 31, 2015
Outstanding loan balance	$28,914	$181,545	$112,862	$323,321

Credit-impaired loans:
Carrying value	1,707	12,899	—	14,606
Contractual principal and interest	1,965	16,362	—	18,327

Activity For The Accretable Yield And Carrying Amount Of Loans
Changes in the accretable yield and the carrying amount of the purchased credit-impaired loans is as follows (in thousands):

	December 31, 2016		December 31, 2015
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
Balance at the beginning of the period	$6,640	$14,606	$10,334	$17,329
Accretion	(1,061)	1,061	(2,665)	2,665
Reclassifications to/from accretable from/to non-accretable difference, net	(145)	—	1,103	—
Payments received, net	—	(4,376)	—	(3,369)
Disposals	(425)	(734)	(2,132)	(2,019)
Balance at the end of period	$5,009	$10,557	$6,640	$14,606

Increases in expected cash flow subsequent to the acquisition are recognized first as a reduction of any previous impairment, then prospectively through adjustment of the yield on the loans or pools over its remaining life, while decreases in expected cash flows are recognized as impairment through a provision for loan loss and an increase in the allowance for purchased credit-impaired loans.